Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2023		December 31, 2022
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$23,274	$23,274	$10,105	$10,105	Level 2
Total	$23,274	$23,274	$10,105	$10,105

Amortized cost
Cash	$55,815	$55,815	$5,464	$5,464	—
Trade receivables	339,405	339,405	222,108	222,108
Total	$395,220	$395,220	$227,572	$227,572

Financial Liabilities
Amortized cost
Trade payables	$(477,295)	$(477,295)	$(227,332)	$(227,332)	—
Dividends payable	(18,381)	(18,381)	—	—	—
Credit Facilities	(848,749)	(864,736)	(383,031)	(385,394)	—
Long-term notes	(1,562,361)	(1,653,118)	(547,598)	(563,292)	Level 1
Total	$(2,906,786)	$(3,013,530)	$(1,157,961)	$(1,176,018)

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2023		December 31, 2022
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$23,274	$23,274	$10,105	$10,105	Level 2
Total	$23,274	$23,274	$10,105	$10,105

Amortized cost
Cash	$55,815	$55,815	$5,464	$5,464	—
Trade receivables	339,405	339,405	222,108	222,108
Total	$395,220	$395,220	$227,572	$227,572

Financial Liabilities
Amortized cost
Trade payables	$(477,295)	$(477,295)	$(227,332)	$(227,332)	—
Dividends payable	(18,381)	(18,381)	—	—	—
Credit Facilities	(848,749)	(864,736)	(383,031)	(385,394)	—
Long-term notes	(1,562,361)	(1,653,118)	(547,598)	(563,292)	Level 1
Total	$(2,906,786)	$(3,013,530)	$(1,157,961)	$(1,176,018)

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
U.S. dollar denominated	US$17,923	US$6,980	US$1,249,725	US$430,171

Disclosure of financial derivative contracts
Baytex had the following commodity financial derivative contracts outstanding as at February 28, 2024.

	Period	Volume	Price/Unit (1)	Index
Oil
Basis differential	Jan 2024 to Jun 2024	4,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.10/bbl	WCS
Basis differential	July 2024 to Dec 2024	4,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.40/bbl	WCS
Basis differential (2)	July 2024 to Dec 2024	5,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.18/bbl	WCS
Basis differential (2)	Apr 2024 to Dec 2024	3,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.27/bbl	WCS
Basis differential (2)	July 2024 to Dec 2024	3,000 bbl/d	WTI less US$13.70/bbl	WCS
Basis differential	Jan 2024 to Dec 2024	1,500 bbl/d	WTI less US$2.65/bbl	MSW
Basis differential (2)	Apr 2024 to Dec 2024	1,250 bbl/d	WTI less US$3.40/bbl	MSW
Basis differential (2)	July 2024 to Dec 2024	2,500 bbl/d	WTI less US$2.85/bbl	MSW
Collar	Jan 2024 to Mar 2024	10,400 bbl/d	US$60.00/US$100.00	WTI
Collar	Jan 2024 to Jun 2024	24,500 bbl/d	US$60.00/US$100.00	WTI
Collar	July 2024 to Dec 2024	2,500 bbl/d	US$60.00/US$90.21	WTI
Collar	Apr 2024 to Jun 2024	11,750 bbl/d	US$60.00/US$100.00	WTI
Collar	July 2024 to Dec 2024	2,500 bbl/d	US$60.00/US$94.15	WTI
Collar	July 2024 to Dec 2024	10,000 bbl/d	US$60.00/US$100.00	WTI
Collar	July 2024 to Sep 2024	10,000 bbl/d	US$60.00/US$100.00	WTI
Collar	Oct 2024 to Dec 2024	2,500 bbl/d	US$60.00/US$100.00	WTI
Collar (2)	July 2024 to Dec 2024	9,000 bbl/d	US$60.00/US$84.58	WTI
Collar (2)	Oct 2024 to Dec 2024	7,000 bbl/d	US$60.00/US$86.43	WTI

Natural Gas
Fixed Sell	Jan 2024 to Mar 2024	3,500 mmbtu/d	US$3.5025	NYMEX
Collar	Jan 2024 to Mar 2024	11,538 mmbtu/d	US$2.50/US$3.65	NYMEX
Collar	Apr 2024 to Jun 2024	11,538 mmbtu/d	US$2.33/US$3.00	NYMEX
Collar	Jan 2024 to Dec 2024	2,500 mmbtu/d	US$3.00/US$4.06	NYMEX
Collar	Jan 2024 to Dec 2024	2,500 mmbtu/d	US$3.00/US$4.09	NYMEX
Collar	Jan 2024 to Dec 2024	5,000 mmbtu/d	US$3.00/US$4.10	NYMEX
Collar	Jan 2024 to Dec 2024	8,500 mmbtu/d	US$3.00/US$4.15	NYMEX
Collar	Jan 2024 to Dec 2024	5,000 mmbtu/d	US$3.00/US$4.19	NYMEX

Natural Gas Liquids
Fixed Sell	Jan 2024 to Mar 2024	34,364 gallon/d	US$0.2280/gallon	Mt. Belvieu Non-TET Ethane
(1)Based on the weighted average price per unit for the period.
(2)Contracts entered subsequent to December 31, 2023.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2023	2022
Realized financial derivatives (gain) loss	$(36,212)	$334,481
Unrealized financial derivatives loss (gain)	11,517	(135,471)
Financial derivatives (gain) loss	$(24,695)	$199,010

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2023 is outlined in the table below:

	Total	2024	2025-2026	2027-2028	2029 and beyond
Trade payables	$477,295	$477,295	$—	$—	$—
Credit Facilities - principal	864,736	—	864,736	—	—
Long-term notes - principal (1)	1,597,475	—	—	541,114	1,056,361
Interest on long-term notes (2)	722,732	137,138	274,276	191,515	119,803
	$3,662,238	$614,433	$1,139,012	$732,629	$1,176,164
(1)The US$409.8 million principal amount of 8.75% senior unsecured notes is due April 1, 2027 and the US$800.0 million principal amount of 8.50% senior unsecured notes is due April 30, 2030.
(2)Excludes interest on Credit Facilities as interest payments on Credit Facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Trade and other receivables aging
The Company's trade receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2023.

Trade Receivables Aging	December 31, 2023	December 31, 2022
Current (less than 30 days)	$321,450	$216,345
31-60 days	14,836	1,993
61-90 days	461	766
Past due (more than 90 days)	2,658	3,005
	$339,405	$222,108